Liabilities for puttable financial instrument - Schedule of liabilities for puttable financial instrument (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities For Puttable Financial Instrument [Abstract]
Balance at January 1	$ 14,623	$ 17,139
Change in fair value recognized in equity	(314)	(2,516)
Balance at December 31	$ 14,309	$ 14,623